Deferred Credits and Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2020
Deferred Credits And Other Noncurrent Liabilities [Abstract]
Deferred Credits and Other Noncurrent Liabilities
22.	Deferred Credits and Other Noncurrent Liabilities

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Provision for asset retirement obligations	2,000	1,767
Accrual of capital expenditures under long-term financing	1,542	2,118
Contract liabilities and unearned revenues (Note 5)	976	604
Others	150	68
	4,668	4,557

Accrual of capital expenditures under long-term financing represents expenditures related to the expansion and upgrade of our network facilities which are not due to be settled within one year.  Such accruals are settled through refinancing from long-term loans obtained from the banks.  See Note 21 – Interest-bearing Financial Liabilities.

The following table summarizes the changes to provision for asset retirement obligations for the years ended December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Provision for asset retirement obligations at beginning of the year	1,767	1,656
Additional liability	205	154
Accretion expenses	61	82
Revaluation due to change in IBR	39	—
Change in assumptions	(22)	—
Gain on settlement of asset retirement obligation	(50)	—
Settlement of obligations and others	—	(125)
Provision for asset retirement obligations at end of the year	2,000	1,767